UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Reports to Stockholders.

THE ADVISORS' INNER CIRCLE FUND II

GRT CAPITAL PARTNERS, L.L.C.

GRT ABSOLUTE RETURN FUND

Semi-Annual Report **January 31, 2015**

Investment Adviser:

GRT Capital Partners, L.L.C.

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The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-GRT-4GRT; and (ii) on the Commission’s website at http://www.sec.gov.

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SHAREHOLDERS’ LETTER

January 31, 2015

Dear Shareholders:

This semi-annual report for the GRT Absolute Return Fund (the “Fund”), covers the period August 1, 2014 through January 31, 2015. During the past six months, the Fund’s value fell 10.12% compared to an increase of 4.41% for the Benchmark. The Benchmark for this Fund is a 60/40 blend of the Wilshire 5000 Index and the Barclays US Aggregate Bond Index.

The Fund underperformed the benchmark during the last six months, which was primarily due to the challenging value environment and a collapse in the energy sector.

Over the last six months, a study of more than 1500 companies in our universe showed that the most expensive quintile of those stocks (with an average Price-Equity Ratio (“P/E”) of 109) had an average return of +8.5%. The bottom quintile (average P/E of 8.3) had an average return of -10.0%. Growth (a part of the market in which we tend to be short) outperformed value in that study by 18.5% in just six months.

Hedging in a rising market is, by definition, costly to the Fund. Consider this statistic: during the 4th quarter of 2014, on days when the S&P 500 was UP 1% or more, the Fund underperformed the market by 1.21% on average. But on days when the S&P 500 was DOWN by 1% or more, we outperformed the market by 0.85% on average. We believe our hedges worked, but a hedged vehicle often faces a headwind in a bull market. Hedges, while costly in the short run, can preserve capital in a down market.

To that end, we are introducing a new benchmark to this Fund starting with this report. This new index, the Morningstar Moderately Conservative Target Risk Index, better reflects the consistent use of hedging envisioned in our strategy. For the period this index was up 0.29%

Further compounding our problems over the last six months was a total collapse of crude oil (down over 50% in the period). A large part of our underperformance can be attributed to energy related equities.

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We have said this before, but generally speaking every period like this has ended badly for the overvalued stocks, often with little warning. There is no reason to believe that this time will be different. However, timing is always uncertain.

Despite our frustrations with the environment, we remain convinced that our value approach will prove prudent for the preservation and appreciation of capital in 2015 and beyond.

GRT Absolute Return Fund

Greg Fraser, CFA

Rudy Kluiber, CFA

Tim Krochuk, CFA

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth less than the original cost. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end can be obtained by calling 1-877-GRT-4GRT.

Mutual fund investing involves risk, including possible loss of principal. There can be no assurance that the Fund will achieve its stated objective. Losses from short sales are theoretically unlimited. Diversification may not protect against loss.

This represents the manager’s assessment of the Fund and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Definition of the Comparative Indices

The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

The Wilshire 5000 Total Market Index, or more simply the Wilshire 5000, is a market-capitalization-weighted index of the market value of all stocks actively traded in the U.S. Currently, the index contains over 4,100 components. The index is intended to measure the performance of most publicly traded companies headquartered in the U.S., with readily available price data.

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Morningstar Moderately Conservative Target Risk Index utilizes asset allocation methodologies developed and maintained by Ibbotson Associates, a Morningstar company. The index seeks approximately 40% exposure to global equity markets and 60% exposure to global bond markets.

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SECTOR WEIGHTINGS†:

	Long	Short	Net
Energy	15.5%	(0.0)%	15.5%
Health Care	14.8	(0.0)	14.8
Materials	11.3	(0.0)	11.3
Consumer Discretionary	12.1	(2.3)	9.8
Financials	9.7	(0.2)	9.5
Consumer Staples	9.4	(0.2)	9.2
Industrials	8.0	(0.0)	8.0
Information Technology	9.7	(1.9)	7.8
Short-Term Investment	5.2	(0.0)	5.2
Exchange Traded Funds	2.6	(0.0)	2.6
Telecommunication Services	0.8	(0.0)	0.8
Closed-End Fund	0.4	(0.0)	0.4
Exchange Traded Note	0.4	(0.0)	0.4
Preferred Stock	0.1	(0.0)	0.1
Warrants	0.0	(0.0)	0.0
Utilities	0.0	(0.1)	(0.1)

Total Investments			95.3

Other Assets and Liabilities, Net			4.7

			100.0%

†	Percentages are based on total investments. Purchased and written options are excluded.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 82.2%

	Shares	Value

CONSUMER DISCRETIONARY — 10.9%
Bed Bath & Beyond*	2,500	$186,925
Gap (A)(B)	6,000	247,140
Hanesbrands (A)	2,000	222,760
Honda Motor ADR	2,000	60,440
Movado Group (A)	3,000	72,090
Murphy USA*	250	17,452
Photo-Me International	5,000	10,186
Sirius XM Canada Holdings, Cl A	2,400	11,729
Tata Motors ADR	1,000	49,320
TJX (B)	1,600	105,504
Viacom, Cl B (A)	2,000	128,840

		1,112,386

The accompanying notes are an integral part of the financial statements.

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COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES — 8.5%
Archer-Daniels-Midland (B)	2,000	$93,260
Colgate-Palmolive (B)	600	40,512
Diageo ADR (B)	500	59,065
JM Smucker (B)	1,600	165,040
Kimberly-Clark (B)	2,000	215,920
Kraft Foods Group (B)	766	50,051
Mondelez International, Cl A (B)	2,000	70,480
PepsiCo (B)	1,000	93,780
Unilever ADR	1,000	43,970
Village Farms International*	40,000	28,960

		861,038

ENERGY — 14.0%
Antero Resources*	400	13,860
Birchcliff Energy*	12,000	64,217
Cabot Oil & Gas	1,000	26,500
Canacol Energy*	2,000	5,635
Canadian Natural Resources	3,000	86,820
Canadian Oil Sands	10,000	61,777
Cardinal Energy	400	4,086
Carrizo Oil & Gas*	1,000	45,100
Cenovus Energy (B)	3,500	66,115
Chevron	500	51,265
Clayton Williams Energy*	400	22,360
ConocoPhillips (B)	1,300	81,874
Consol Energy	3,000	86,850
DeeThree Exploration*	10,000	43,519
Encana (B)	5,000	61,200
Hess	1,000	67,490
Laredo Petroleum*	2,000	19,620
Marathon Oil (B)	3,000	79,800
National Oilwell Varco	400	21,772
Northern Blizzard Resources	4,000	24,900
Northern Oil and Gas*	2,800	17,584
Painted Pony Petroleum, Cl A*	3,000	16,219
Parkland Fuel	4,000	68,907
Penn West Petroleum	4,000	5,960
Phillips 66 (B)	600	42,192
PrairieSky Royalty	500	10,770
Range Resources	200	9,254

The accompanying notes are an integral part of the financial statements.

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COMMON STOCK — continued

	Shares	Value

ENERGY — continued
Secure Energy Services	1,600	$18,572
Seven Generations Energy*	800	10,287
Suncor Energy (B)	6,000	178,860
Surge Energy	3,000	6,067
Tamarack Valley Energy*	2,000	5,619
Whiting Petroleum (B)*	2,800	84,056
Xtreme Drilling & Coil Services*	8,000	10,388

		1,419,495

FINANCIALS — 8.7%
Alaris Royalty	2,000	52,412
Bank of New York Mellon (B)	1,000	36,000
Bankers Petroleum*	5,000	11,490
Berkshire Hathaway, Cl B (B)*	500	71,955
CBOE Holdings (A)(B)	3,000	193,410
First Pacific ADR	3,000	15,300
JPMorgan Chase (B)	1,000	54,380
Plaza Retail REIT	4,000	13,316
Sprott	30,000	66,105
Temple Hotels REIT	5,000	10,152
Wells Fargo (B)	2,000	103,840
Weyerhaeuser REIT (B)	6,000	215,100
WPT Industrial REIT	4,000	44,800

		888,260

HEALTH CARE — 13.3%
Abbott Laboratories (B)	2,000	89,520
Alcobra *	2,000	12,340
ANI Pharmaceuticals*	400	22,388
Boston Scientific (A)(B)*	10,000	148,100
Express Scripts Holding*	500	40,355
Flex Pharma*	1,000	14,740
Foamix Pharmaceuticals*	5,000	43,800
GlaxoSmithKline ADR (B)	2,000	88,000
Halyard Health (B)*	250	11,142
Hologic (A)*	2,000	60,730
Medtronic (A)(B)	1,500	107,100
Merck (B)	3,000	180,840
Novartis ADR	3,000	292,200
Pharming Group*	10,000	4,170
Sanofi ADR (B)	4,000	184,360

The accompanying notes are an integral part of the financial statements.

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COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Transition Therapeutics*	1,000	$6,990
Trinity Biotech ADR	1,500	27,810
Tweed Marijuana*	4,000	6,264
Zosano Pharma*	1,000	11,090

		1,351,939

INDUSTRIALS — 7.2%
Ag Growth International	2,000	85,150
Bri-Chemical*	10,000	6,375
Delta Air Lines (A)(B)	2,000	94,620
Enterprise Group*	60,000	12,540
Exelis	2,000	34,220
Hertz Global Holdings*	4,000	82,080
Ingersoll-Rand (B)	1,000	66,400
ITT	2,500	89,525
NOW*	100	2,495
Siemens ADR	800	83,640
Tyco International (B)	2,500	102,025
Vectrus*	111	3,090
Xylem	2,000	68,200

		730,360

INFORMATION TECHNOLOGY — 8.8%
Apple (B)	1,000	117,160
Dolby Laboratories, Cl A (A)(B)	1,500	58,200
Flextronics International (B)*	8,000	88,960
Google, Cl A (B)*	300	161,265
Intuit	1,000	86,820
Mastercard, Cl A	1,000	82,030
Microsoft (B)	4,000	161,600
QUALCOMM (A)	1,000	62,460
Slyce*	4,000	2,203
Symbility Solutions*	15,000	4,073
Xerox (A)	5,000	65,850

		890,621

MATERIALS — 10.1%
Agnico-Eagle Mines (B)	3,000	101,160
Agrium	1,500	159,975
Altius Minerals*	3,000	32,769
Asanko Gold*	10,000	15,600

The accompanying notes are an integral part of the financial statements.

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COMMON STOCK — continued

	Shares	Value

MATERIALS — continued
Barrick Gold (A)(B)	2,500	$31,950
Burcon NutraScience*	3,212	7,677
CF Industries Holdings	200	61,076
Detour Gold*	5,000	51,153
Dominion Diamond (A)*	6,000	99,600
Goldcorp (A)(B)	1,500	36,045
Golden Star Resources*	80,000	25,360
Ivanhoe Mines, Cl A*	10,000	5,981
Nevsun Resources	15,000	51,900
Orion Engineered Carbons	1,000	16,280
Polaris Materials*	20,000	33,053
Royal Gold	1,000	72,460
ShawCor	2,000	54,930
Silver Wheaton (A)(B)	6,000	137,820
Stornoway Diamond*	20,000	8,499
Turquoise Hill Resources (A)*	10,000	28,800

		1,032,088

TELECOMMUNICATION SERVICES — 0.7%
Vodafone Group ADR (B)	2,181	76,618

TOTAL COMMON STOCK (Cost $6,889,184)		8,362,805

REGISTERED INVESTMENT COMPANIES — 3.1%
CLOSED-END FUND — 0.4%
AllianceBernstein Income Fund (Cost $38,482)	5,000	37,850

EXCHANGE TRADED FUNDS — 2.4%
iShares 20+ Year Treasury Bond ETF	400	55,400
iShares MSCI Japan Small Cap	500	26,705
iShares MSCI Singapore	1,000	12,770
Vanguard FTSE Emerging Markets ETF (B)	3,000	119,820
WisdomTree Japan SmallCap Dividend Fund	500	25,115

TOTAL EXCHANGE TRADED FUNDS (Cost $214,978)		239,810

The accompanying notes are an integral part of the financial statements.

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REGISTERED INVESTMENT COMPANIES — continued

	Shares/ Number of Warrants	Value

EXCHANGE TRADED NOTE — 0.3%
PowerShares DB Inverse Japanese Government Bond Futures ETN (Cost $39,485)	2,000	$36,300

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $292,945)		313,960

PREFERRED STOCK — 0.1%
CONSUMER DISCRETIONARY — 0.1%

RONA, 5.250% (C)	800	12,025

TOTAL PREFERRED STOCK (Cost $15,224)		12,025

WARRANTS — 0.0%
Stornoway Diamond
Expires 07/08/2016*	10,000	433

TOTAL WARRANTS (Cost $1,026)		433

SHORT-TERM INVESTMENT — 4.7%
Fidelity Institutional Money Market Funds - Money Market Portfolio, Cl I, 0.040% (D) (Cost $476,945)	476,945	476,945

TOTAL INVESTMENTS — 90.1% (Cost $7,675,324)		$9,166,168

SECURITIES SOLD SHORT
COMMON STOCK — (4.3)%

CONSUMER DISCRETIONARY — (2.1)%
Under Armour, Cl A*	(2,500)	(180,200)
Zoe’s Kitchen*	(1,000)	(30,940)

		(211,140)

The accompanying notes are an integral part of the financial statements.

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SECURITIES SOLD SHORT COMMON STOCK — continued

	Shares/ Contracts	Value

CONSUMER STAPLES — (0.2)%
Freshpet*	(1,162)	$(17,767)

FINANCIALS — (0.2)%
Moelis, Cl A	(500)	(15,500)

INDUSTRIALS — (0.0)%
Capstone Turbine*	(2,000)	(1,240)

INFORMATION TECHNOLOGY — (1.7)%
GrubHub*	(500)	(17,215)
Paycom Software*	(6,000)	(157,020)
Solar Power*	(1,000)	(1,840)

		(176,075)

UTILITIES — (0.1)%
Vivint Solar*	(1,365)	(10,838)

TOTAL SECURITIES SOLD SHORT— (4.3)% (Proceeds $251,596)		$(432,560)

PURCHASED OPTIONS‡* — 8.6%

Call
Allied New Gold Call
Expires 1/16/2016, Strike Price $3.00	250	1,250
Barrick Gold Call
Expires 1/16/2016, Strike Price $10.00	15	5,550
Civeo Call
Expires 1/21/2017, Strike Price $7.50	16	720
Denbury Resources Call
Expires 1/16/2016, Strike Price $10.00	30	1,110
Expires 1/21/2017, Strike Price $5.00	44	11,660
Expires 1/21/2017, Strike Price $8.00	40	6,000
Goldcorp Call
Expires 1/16/2016, Strike Price $18.00	20	13,600
MannKind Call
Expires 1/16/2016, Strike Price $5.00	8	1,576
Penn Virginia Call
Expires 1/16/2016, Strike Price $5.00	10	1,750

The accompanying notes are an integral part of the financial statements.

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JANUARY 31, 2015
(Unaudited)

PURCHASED OPTIONS‡* — continued

	Contracts	Value

Silver Wheaton Call
Expires 1/21/2017, Strike Price $10.00	16	$17,680
Turquoise Hill Resources Call
Expires 1/16/2016, Strike Price $2.00	50	5,500

		66,396

Put
3D Systems Put
Expires 1/16/2016, Strike Price $45.00	4	7,240
Expires 1/16/2016, Strike Price $50.00	8	18,000
American Vanguard Put
Expires 2/21/2015, Strike Price $10.00	20	280
athenahealth Put
Expires 1/16/2016, Strike Price $135.00	4	7,440
Cheniere Energy Put
Expires 1/16/2016, Strike Price $40.00	5	875
Direxion Daily Mid Cap Bull 3X Put
Expires 7/18/2015, Strike Price $100.00	32	43,520
Direxion Daily Semicondct Bull 3X Put
Expires 5/16/2015, Strike Price $115.00	20	30,000
Expires 5/16/2015, Strike Price $130.00	12	28,440
Expires 1/16/2016, Strike Price $80.00	20	27,200
Direxion Daily Small Cap Bull 3X Put
Expires 1/16/2016, Strike Price $50.00	2	1,370
Expires 1/16/2016, Strike Price $75.00	22	34,760
Expires 1/16/2016, Strike Price $80.00	16	32,800
Expires 1/16/2016, Strike Price $85.00	2	4,320
Direxion Daily Technology Bull 3X Put
Expires 7/18/2015, Strike Price $140.00	12	29,880
Facebook Put
Expires 1/16/2016, Strike Price $50.00	5	610
Fuelcell Energy Put
Expires 1/16/2016, Strike Price $2.50	1	130
GoPro Put
Expires 4/18/2015, Strike Price $55.00	5	4,400
iShares MSCI Europe Financials Put
Expires 7/18/2015, Strike Price $22.00	20	3,600
Michael Kors Holdings Put
Expires 1/16/2016, Strike Price $65.00	5	2,995
Pandora Media Put
Expires 1/16/2016, Strike Price $30.00	5	6,650
Plug Power Put
Expires 1/16/2016, Strike Price $10.00	10	7,350
Expires 1/16/2016, Strike Price $12.00	10	9,350

The accompanying notes are an integral part of the financial statements.

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PURCHASED OPTIONS‡* — continued

	Contracts	Value

ProShares Ultra QQQ Put
Expires 1/16/2016, Strike Price $100.00	10	$5,550
Expires 1/16/2016, Strike Price $135.00	20	37,700
Expires 1/16/2016, Strike Price $140.00	20	42,700
ProShares Ultra S&P500 Put
Expires 1/16/2016, Strike Price $110.00	20	19,300
Expires 1/16/2016, Strike Price $120.00	20	28,200
Expires 1/16/2016, Strike Price $125.00	10	16,300
Expires 1/16/2016, Strike Price $130.00	40	72,400
Expires 1/16/2016, Strike Price $135.00	16	33,280
Rackspace Hosting Put
Expires 1/16/2016, Strike Price $40.00	5	1,600
Salesforce.com Put
Expires 1/16/2016, Strike Price $35.00	50	5,700
Expires 1/16/2016, Strike Price $50.00	10	4,600
SolarCity Put
Expires 1/16/2016, Strike Price $35.00	5	1,825
Expires 1/16/2016, Strike Price $40.00	10	5,750
Expires 1/16/2016, Strike Price $45.00	10	8,000
Expires 1/21/2017, Strike Price $70.00	1	2,775
SPDR S&P 500 ETF Trust Put
Expires 1/16/2016, Strike Price $90.00	2	1,060
Tesla Motors Put
Expires 1/16/2016, Strike Price $110.00	2	948
Expires 1/16/2016, Strike Price $150.00	10	12,800
Expires 1/16/2016, Strike Price $180.00	8	18,400
Expires 1/21/2017, Strike Price $220.00	4	21,880
Expires 1/21/2017, Strike Price $230.00	8	48,800
TripAdvisor Put
Expires 1/16/2016, Strike Price $70.00	15	16,500
Expires 1/16/2016, Strike Price $60.00	5	2,950
Trulia Put
Expires 1/16/2016, Strike Price $30.00	5	1,225
Twitter Put
Expires 1/16/2016, Strike Price $50.00	5	7,740
Whiting USA Trust I Put
Expires 3/21/2015, Strike Price $1.00	32	2,880
Expires 3/21/2015, Strike Price $2.00	100	18,500
Expires 3/21/2015, Strike Price $3.00	75	19,875
Expires 3/21/2015, Strike Price $5.00	24	11,040
Expires 6/20/2015, Strike Price $1.00	200	19,000
Workday Put
Expires 1/16/2016, Strike Price $65.00	20	9,400
Expires 1/16/2016, Strike Price $70.00	4	2,520

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JANUARY 31, 2015
(Unaudited)

PURCHASED OPTIONS‡* — continued

	Contracts	Value
Expires 1/16/2016, Strike Price $75.00	8	$6,880
Yelp Put
Expires 1/16/2016, Strike Price $50.00	4	3,000

		812,288

TOTAL PURCHASED OPTIONS (Cost $1,075,215)		$878,684

WRITTEN OPTIONS‡* — (0.3)%
Call
Boston Scientific Call
Expires 5/16/2015, Strike Price $15.00	(6)	(516)
CBOE Holdings Call
Expires 3/21/2015, Strike Price $60.00	(10)	(5,500)
Expires 3/21/2015, Strike Price $62.50	(10)	(3,600)
Delta Air Lines Call
Expires 3/21/2015, Strike Price $50.00	(10)	(1,500)
Dolby Laboratories Call
Expires 3/21/2015, Strike Price $45.00	(15)	(375)
Dominion Diamond Call
Expires 2/21/2015, Strike Price $17.50	(30)	(900)
Gap Call
Expires 3/21/2015, Strike Price $44.00	(30)	(2,040)
Hanesbrands Call
Expires 4/18/2015, Strike Price $115.00	(15)	(5,130)
Hologic Call
Expires 3/21/2015, Strike Price $28.00	(20)	(5,700)
Medtronic Call
Expires 2/21/2015, Strike Price $75.00	(5)	(270)
Movado Group Call
Expires 6/20/2015, Strike Price $25.00	(30)	(7,350)
Penn West Energy Call
Expires 3/21/2015, Strike Price $2.50	(20)	(100)
QUALCOMM Call
Expires 2/21/2015, Strike Price $72.50	(10)	(60)
Viacom Call
Expires 2/21/2015, Strike Price $67.50	(20)	(1,500)
Xerox Call
Expires 2/21/2015, Strike Price $14.00	(50)	(350)

TOTAL WRITTEN OPTIONS (Premiums Received $41,324)		$(34,891)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2015
(Unaudited)

Percentages are based on Net Assets of $10,168,056.

*	Non-income producing security.
‡	For the six months ended January 31, 2015, the total amount of all open purchased options and written options, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.
(A)	Underlying security for a written/purchased option.
(B)	All or a portion of the shares have been committed as collateral for open short positions.
(C)	Floating rate security — Rate disclosed is the rate in effect on January 31, 2015.
(D)	The rate shown is the 7-day effective yield as of January 31, 2015.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

FTSE — Financial Times and Stock Exchange

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,362,805	$—	$—	$8,362,805
Registered Investment Companies	313,960	—	—	313,960
Preferred Stock	12,025	—	—	12,025
Warrants	—	433	—	433
Short-Term Investment	476,945	—	—	476,945
Purchased Options	878,684	—	—	878,684

Total Investments in Securities	$10,044,419	$433	$—	$10,044,852

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(432,560)	$—	$—	$(432,560)
Written Options	(34,891)	—	—	(34,891)

Total Liabilities	$(467,451)	$—	$—	$(467,451)

During the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended January 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

See Note 2 for further details of valuation leveling considerations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2015
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $7,675,324)	$9,166,168
Options purchased, at value(Cost $1,075,215)	878,684
Deposits held at Prime Broker	789,345
Receivable for Investment Securities Sold	46,871
Receivable from Investment Adviser	368
Dividends and Interest Receivable	6,085
Reclaims Receivable	1,363
Prepaid Expenses	13,452

Total Assets	10,902,336

Liabilities:
Securities Sold Short, at Value (Proceeds $251,596)	432,560
Written Options, at Value (Premiums Received $41,324)	34,891
Payable due to Prime Broker	171,501
Payable for Investment Securities Purchased	60,632
Shareholder Service Fees Payable	7,183
Chief Compliance Officer Fees Payable	1,302
Payable due to Administrator	1,250
Payable due to Trustees	449
Unrealized loss on spot contracts	2
Other Accrued Expenses	24,510

Total Liabilities	734,280

Net Assets	$10,168,056

Net Assets Consist of:
Paid-in-Capital	$11,694,270
Distributions in Excess of Net Investment Income	(21,293)
Accumulated Net Realized Loss on Investments, Purchased Options, Written Options and Securities Sold Short	(2,624,673)
Net Unrealized Appreciation on Investments, Purchased Options, Written Options and Securities Sold Short	1,119,782
Net Unrealized Depreciation on Foreign Currency Transactions	(30)

Net Assets	$10,168,056

Net Asset Value, Offering Price Per Share — (unlimited authorization — no par value) Advisor Class Shares ($10,168,056 ÷ 1,165,052)	$8.73

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND
FOR THE SIX MONTHS ENDED
JANUARY 31, 2015
(Unaudited)

STATEMENT OF OPERATIONS
Investment Income
Dividend Income	$77,936
Less: Foreign Taxes Withheld	(3,463)

Total Investment Income	74,473

Expenses
Investment Advisory Fees	54,105
Administration Fees	7,148
Trustees’ Fees	656
Chief Compliance Officer Fees	345
Transfer Agent Fees	17,069
Audit Fees	10,848
Shareholder Servicing Fees	10,821
Registration Fees	9,266
Printing Fees	8,122
Custodian Fees	7,248
Broker Fees and Interest on Securities Sold Short	4,851
Dividend Expense on Securities Sold Short	2,521
Legal Fees	1,423
Insurance and Other Expenses	3,299

Total Expenses	137,722
Less: Waiver of Investment Advisory Fees	(49,185)
Fees Paid Indirectly	(2)

Net Expenses	88,535

Net Investment Loss	(14,062)

Net Realized Gain (Loss) on:
Investments	479,791
Securities Sold Short	50,694
Purchased Options	(647,741)
Written Options	23,949
Foreign Currency Transactions	(10,783)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,272,482)
Securities Sold Short	9,747
Purchased Options	218,533
Written Options	8,304
Foreign Currency Transactions	(24)

Net Realized and Unrealized Loss on Investments	(1,140,012)

Net Decrease in Net Assets Resulting from Operations	$(1,154,074)

The accompanying notes are an integral part of the financial statements.

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RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
Operations:
Net Investment Income (Loss)	$(14,062)	$62,661
Net Realized Loss on Investments, Securities Sold Short, Purchased and Written Options and Foreign Currency Transactions	(104,090)	(844,669)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Securities Sold Short, Purchased and Written Options and Foreign Currency Transactions	(1,035,922)	1,582,534

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,154,074)	800,526

Dividends and Distributions:
Net Investment Income	(70,431)	(1,889)

Total Dividends and Distributions	(70,431)	(1,889)

Capital Share Transactions:
Issued	65,000	10,250
Reinvestment of Distributions	70,405	1,889
Redeemed	(72,639)	(319,581)

Net Increase (Decrease) from Capital Share Transactions	62,766	(307,442)

Total Increase (Decrease) in Net Assets	(1,161,739)	491,195

Net Assets:
Beginning of Period	11,329,795	10,838,600

End of Period (including distributions in excess of net investment income of $(21,293) and undistributed net investment income of $63,200, respectively)	$10,168,056	$11,329,795

Share Transactions:
Issued	7,028	1,065
Reinvestment of Distributions	8,037	211
Redeemed	(8,203)	(34,870)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	6,862	(33,594)

The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2012	Period Ended July 31, 2011*
Net Asset Value, Beginning of Period	$9.78		$9.09	$9.66	$9.99	$10.00

Income from Investment Operations:
Net Investment Income (Loss)(1)	(0.01)		0.05	(0.01)	0.01	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(0.98)		0.64	(0.19)	0.12	—

Total from Investment Operations	(0.99)		0.69	(0.20)	0.13	(0.01)

Redemption Fees	—		—	—	—	—	††

Dividends and Distributions from:
Net Investment Income	(0.06)		— ††	—	(0.02)	—
Net Realized Gain	—		—	(0.37)	(0.44)	—

Total Dividends and Distributions	(0.06)		— ††	(0.37)	(0.46)	—

Net Asset Value, End of Period	$8.73		$9.78	$9.09	$9.66	$9.99

Total Return†	(10.12)%		7.61%	(2.18)%	1.43%	(0.10)	%***

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$10,168		$11,330	$10,839	$11,889	$11,921
Ratio of Expenses to Average Net Assets (including dividends, broker fees, interest on securities sold short and excluding waivers, expense reimbursements and fees paid indirectly)	2.55	%**	2.93%	3.33%	3.15%	2.93	%**
Ratio of Expenses to Average Net Assets (including dividends, broker fees, interest on securities sold short, waivers, expense reimbursements and fees paid indirectly)(2)	1.64	%**	2.00%	2.51%	2.22%	1.62	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.26)	%**	0.57%	(0.08)%	0.09%	(0.21)	%**
Portfolio Turnover Rate	12	%***	19%	20%	30%	11	%***

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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FINANCIAL HIGHLIGHTS — continued

†	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Periods less than one year have not been annualized.

††	Amount less than $0.01.

*	Commenced operations on December 14, 2010.

**	Annualized.

***	Not annualized.

(1)	Per share data calculated using average shares method.

(2)	Excluding dividends, broker fees, and interest on securities sold short, the ratio of expenses to average net assets would have been 1.50% for the six months ended January 31, 2015, the years ended July 31, 2014, July 31, 2013, July 31, 2012 and the period ended July 31, 2011, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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JANUARY 31, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 39 funds. The financial statements herein are those of the GRT Absolute Return Fund, a diversified fund (the “Fund”). The Fund commenced operations on December 14, 2010. The financial statements of the remaining funds in the Trust are presented separately. The Fund uses an absolute return strategy to seek to produce a positive return under most market conditions. In seeking to profit in either rising or falling markets, the Fund will generally take long positions in securities that GRT Capital Partners, L.L.C. (the “Adviser”), the Fund’s adviser, believes offer the potential for positive returns and take short positions in securities the Adviser believes are likely to underperform. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates — The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary

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JANUARY 31, 2015

exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Purchased and written options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price or ask price, respectively.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2015, there were no fair valued securities.

All Registered Investment Companies held in the Fund’s portfolios are valued at the closing price from the primary exchange.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to

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JANUARY 31, 2015

measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of investment classifications, reference the schedule of investments.

For the six months ended January 31, 2015, there have been no significant changes to the Trust’s fair value methodology.

Securities Sold Short — The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without

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JANUARY 31, 2015

limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as broker fees and charges on securities sold short in its Statement of Operations. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense in its Statement of Operations.

Short sales are collateralized by cash deposits with the counterparty broker, Morgan Stanley and pledged securities held at the custodian, Union Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Open Rate plus 150 basis points on the amount of any shortfall in the required cash margin.

The Fund had prime brokerage borrowings throughout the period ended January 31, 2015 as follows:

Maximum Amount Borrowed	Average Outstanding Balance	Effective Interest Rate Paid	Interest Paid
$619,330	$523,046	2.11%	$110,354

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is

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JANUARY 31, 2015

“more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended January 31, 2015, the Fund did not have a tax liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six-months ended January 31, 2015 the Fund did not incur any interest or penalty.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Options Written/Purchased — The Fund may invest in financial options contracts to add return or to economically hedge its existing portfolio

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JANUARY 31, 2015

securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The Fund employed an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options that are presented in the Schedule of Investments are representative of the volume of activity during the six-months ended January 31, 2015.

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JANUARY 31, 2015

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Written options transactions entered into during the six-months ended January 31, 2015 are summarized as follows:

	Number of Contracts	Premium
Balance at the beginning of the period	621	$78,447
Written	694	96,633
Exercised	(35)	(3,959)
Expired	(596)	(58,925)
Closing buys	(403)	(70,872)
Balance at the end of the period	281	$41,324

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

Redemption Fees — The Fund retains a redemption fee of 2% on redemption of capital shares held less than fourteen days. For the six-months ended January 31, 2015, the Fund did not retain any redemption fees.

3.	Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustee are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

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JANUARY 31, 2015

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The GRT Value Fund and the GRT Absolute Return Fund (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended January 31, 2015, the Fund was charged $7,148, for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the Fund’s Advisor Class Shares’ average net assets. For the six months ended January 31, 2015, the Advisor Class Shares incurred 0.20% of average daily net assets or $10,821 of shareholder servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended January 31, 2015, the Fund earned $2 of cash management credits. This amount is listed as “Fees Paid Indirectly” on the Statement of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, GRT Capital Partners, L.L.C. (the “Adviser”), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund’s total annual operating expenses (excluding interest, dividend expenses, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.50% of the Fund’s average daily net assets. The Adviser may discontinue the expense limitation at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between

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JANUARY 31, 2015

the “Total Annual Fund Operating Expenses” and 1.50% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period. As of January 31, 2015, fees which were previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $99,915, expiring in 2016, $97,922 expiring in 2017, and $104,099 expiring in 2018. As of January 31, 2015 there has been no recoupment of previously waived and reimbursed fees.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments were $1,073,826 and $1,697,978, respectively, for the period ended January 31, 2015. The cost of purchases to cover securities sold short and the proceeds from securities sold short were $325,274 and $249,654, respectively, for the period ended January 31, 2015. There were no purchases or sales of long-term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2014	$1,889	$—	$1,889
2013	375,818	64,968	440,786

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JANUARY 31, 2015

As of July 31, 2014, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income	$70,339
Capital Loss Carryforwards	(1,470,725)
Unrealized Appreciation/(Depreciation)	1,770,103
Other Temporary Differences	(671,426)

Total	$(301,709)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss	Long-Term Loss	Total
$1,268,929	$201,796	$1,470,725

Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding short-term investments, securities sold short, purchased options and written options, held by the Fund at January 31, 2015 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$7,675,324	$2,349,080	$(858,236)	$1,490,844

8.	Other:

At January 31, 2015, 94% of total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss is remote.

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9.	Subsequent Events:

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2014 to January 31, 2015).

The table on the following page illustrates your Fund’s costs in two ways.

•  Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 08/01/14	Ending Account Value 01/31/15	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$898.80	1.64%	$7.83
Hypothetical 5% Return	$1,000.00	$1,016.96	1.64%	$8.32

*	Expenses are equal to the Fund’s annualized expense ratio (including dividend expense and prime broker fees on securities sold short) multiplied by the average account value for the period, multiplied by184/365 (to reflect the one-half year period).

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Board Considerations in Re-Approving the Advisory Agreement

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on August 12, 2014 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance systems; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

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Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment approach for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

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Investment Performance of the Fund and the Adviser

The Board was provided with information regarding the Fund’s performance since the Agreement was last renewed, as well as information regarding the Fund’s performance over other time periods including since its inception. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those

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were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Fund.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

GRT Absolute Return Fund

P.O. Box 219009

Kansas City, MO 64121-9009

Investment Adviser:

GRT Capital Partners, L.L.C.

One Liberty Square

Floor 11

Boston, MA 02109

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

Independent Registered Public Accounting Firm:

Ernst & Young, LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

GRT-SA-002-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: April 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: April 8, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: April 8, 2015